Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash, FDIC insured amount						$ 205,302
Cash equivalents
Impairment of long-lived assets
Revenues	$ 31,000	$ 37,000	$ 60,000	$ 56,000	111,000	81,000
Unrecognized tax benefits
Advertising cost					288,986	26,840
Research and development	$ 441,723	$ 372,815	$ 896,729	$ 779,945	$ 1,513,150	$ 2,152,433
Minimum [Member]
Property plant and equipment estimated useful lives					3 years
Intangible asset, useful life					10 years
Maximum [Member]
Property plant and equipment estimated useful lives					5 years
Intangible asset, useful life					17 years 8 months 12 days
One Lender [Member]
Concendration risk percentage					23.10%
Two Lender [Member]
Concendration risk percentage					30.90%	13.70%